Long-Term Debt - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2021 CAD ($) tranche	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Jun. 27, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Jun. 27, 2023 CAD ($)	Dec. 23, 2022 GBP (£)	Oct. 08, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.86%	6.78%	4.86%	4.86%		6.78%	6.78%
Syndicated senior credit facilities, additional borrowing capacity	$ 600,000,000
Number of tranches | tranche	2
Additional revolving credit facilities amount	$ 600,000,000
Letter of credit outstanding		$ 4,200,000	$ 2,400,000
Letter of credit issued and outstanding in addition		75,500,000	57,000,000.0
Expire before 2022
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		47,300,000	41,600,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		28,200,000	15,400,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 250,000,000		$ 300,000,000
Borrowings, interest rate									5.393%		2.048%
Syndicated senior credit facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Bank indebtedness		0	0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity	800,000,000
Revolving credit facilities amount		800,000,000
Amount available under the facility		539,800,000	718,100,000
Revolving credit facility | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		256,000,000.0
Revolving credit facility | US dollars
Disclosure of detailed information about borrowings [line items]
Payable amount			79,500,000				$ 60.0
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity	$ 310,000,000
Term Loan Tranche B
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity						$ 150,000,000
Term Loan Tranche C
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity						160,000,000
Unsecured bilateral
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount						$ 100,000,000
Unsecured multicurrency facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount | £										£ 20.0
Payable amount		17,100,000	23,600,000	£ 9.5				£ 14.0
Overdraft facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount					$ 5
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		$ 116,600,000	$ 52,000,000.0
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.90%	5.00%	4.90%	4.90%		5.00%	5.00%
Other financing obligations
Disclosure of detailed information about borrowings [line items]
Software additions acquired through software financing obligations		$ 66,300,000	$ 600,000
Letter of credit
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		100,000,000
Surety facilities
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		3,500,000	16,600,000
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 44,300,000	$ 20,300,000